Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
AQE Core ETF
Shareholder Report [Line Items]
Fund Name	AQE Core ETF
Class Name	AQE Core ETF
Trading Symbol	AQEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQE Core ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.arlingtonassetmanagement.com or (888) 688-4045.
Additional Information Phone Number	(888) 688-4045
Additional Information Website	www.arlingtonassetmanagement.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AQE Core ETF	$23	0.49%¹
¹	Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 573,525,831
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 1,432,081
Investment Company, Portfolio Turnover	16.56%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$573,525,831
Number of Holdings	65
Total Net Advisory Fee	$1,432,081
Portfolio Turnover Rate	16.56%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Johnson & Johnson	2.14%
Berkshire Hathaway Class B	2.05%
GSK plc	1.95%
General Dynamics Corp.	1.95%
RTX Corp.	1.94%
Apple, Inc.	1.89%
Novartis AG	1.82%
Roche Holding AG	1.80%
The Coca-Cola Co.	1.78%
eBay, Inc.	1.75%

[1]	Annualized.